Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.43163%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$666,201.02

Principal:
Principal Collections	$10,383,434.66
Prepayments in Full	$4,834,632.70
Liquidation Proceeds	$111,242.39
Recoveries	$29,953.70
Sub Total	$15,359,263.45
Collections	$16,025,464.47

Purchase Amounts:
Purchase Amounts Related to Principal	$269,249.56
Purchase Amounts Related to Interest	$1,462.92
Sub Total	$270,712.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,296,176.95

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,296,176.95
Servicing Fee	$207,428.48	$207,428.48	$0.00	$0.00	$16,088,748.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,088,748.47
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,088,748.47
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,088,748.47
Interest - Class A-3 Notes	$64,527.85	$64,527.85	$0.00	$0.00	$16,024,220.62
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$15,870,926.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,870,926.62
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$15,818,046.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,818,046.87
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$15,778,421.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,778,421.54
Regular Principal Payment	$14,774,990.54	$14,774,990.54	$0.00	$0.00	$1,003,431.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,003,431.00
Residual Released to Depositor	$0.00	$1,003,431.00	$0.00	$0.00	$0.00
Total		$16,296,176.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,774,990.54
Total					$14,774,990.54
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,774,990.54	$49.25	$64,527.85	$0.22	$14,839,518.39	$49.47
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$14,774,990.54	$14.04	$310,326.93	$0.29	$15,085,317.47	$14.33

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$54,917,317.80	0.1830577	$40,142,327.26	0.1338078
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$213,247,317.80	0.2026815	$198,472,327.26	0.1886386

Pool Information
Weighted Average APR	3.152%	3.152%
Weighted Average Remaining Term	29.03	28.24
Number of Receivables Outstanding	21,265	20,572
Pool Balance	$248,914,179.73	$233,160,768.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$234,289,872.79	$219,514,882.25
Pool Factor	0.2213909	0.2073794

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$13,645,886.61
Targeted Overcollateralization Amount	$34,688,441.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,688,441.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$154,851.56
(Recoveries)		95	$29,953.70
Net Loss for Current Collection Period			$124,897.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6021%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3444%
Second Prior Collection Period			0.0738%
Prior Collection Period			0.6481%
Current Collection Period			0.6218%
Four Month Average (Current and Prior Three Collection Periods)			0.4220%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,923	$10,058,068.99
(Cumulative Recoveries)			$1,362,125.93
Cumulative Net Loss for All Collection Periods			$8,695,943.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7734%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,441.01
Average Net Loss for Receivables that have experienced a Realized Loss			$2,975.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.04%	312	$4,761,590.43
61-90 Days Delinquent	0.22%	32	$517,265.44
91-120 Days Delinquent	0.04%	5	$83,592.65
Over 120 Days Delinquent	0.14%	19	$315,987.18
Total Delinquent Receivables	2.44%	368	$5,678,435.70

Repossession Inventory:
Repossessed in the Current Collection Period		16	$298,130.02
Total Repossessed Inventory		29	$540,639.12

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2649%
Prior Collection Period			0.2304%
Current Collection Period			0.2722%
Three Month Average			0.2559%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3932%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer